Financial instruments - Fair Value of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	$ 1,018,837		$ 814,530
Total financial assets		$ 1,018,837	814,530
Long-term debt		1,446,278		$ 768,400
Convertible debentures		627		639
Total financial liabilities		1,446,905		769,039
Level 2
Fair Value of Financial Instruments [Line Items]
Development loans and other receivables		12,294		110,019
Derivative financial instruments, assets		1,120		970
Total financial assets		13,414		110,989
Long-term debt		2,603,285		2,588,373
Convertible debentures		0
Derivative financial instruments, liabilities		89,370		102,785
Total financial liabilities		2,707,485		2,704,861
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Level 2 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		0
Level 2 | Forward contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		1,120		869
Derivative financial instruments, liabilities	632
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		76,532		93,198
Level 2 | Foreign exchange forward | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,608
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		2,598		1,114
Level 2 | Commodity contracts for regulatory operations | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				101
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities				8,473
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures				13,703
Preferred shares, Series C		14,830
Level 3
Fair Value of Financial Instruments [Line Items]
Development loans and other receivables		0		0
Long-term investment carried at fair value	78,824		$ 0
Derivative financial instruments, assets		80,997		61,838
Total financial assets		159,821		61,838
Derivative financial instruments, liabilities		88		57
Total financial liabilities		88		57
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		80,574		61,838
Derivative financial instruments, liabilities		63		57
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	423
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		25
Level 3 | Forward contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				0
Portion at Other than Fair Value Measurement | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		200
Carrying amount
Fair Value of Financial Instruments [Line Items]
Development loans and other receivables		12,242		103,696
Long-term investment carried at fair value		1,097,661		814,530
Derivative financial instruments, assets		82,117		62,808
Total financial assets		1,192,020		981,034
Long-term debt		3,781,906		3,336,795
Convertible debentures		397		470
Derivative financial instruments, liabilities		89,458		102,842
Total financial liabilities		3,885,621		3,453,525
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		80,574		61,838
Derivative financial instruments, liabilities		63		57
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	423
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		25
Carrying amount | Forward contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		1,120
Derivative financial instruments, liabilities	632
Carrying amount | Forward contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				869
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		76,532		93,198
Carrying amount | Foreign exchange forward | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,608
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		2,598		1,114
Carrying amount | Commodity contracts for regulatory operations | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				101
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities				8,473
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures				13,418
Preferred shares, Series C		13,860
Fair value
Fair Value of Financial Instruments [Line Items]
Development loans and other receivables		12,294		110,019
Long-term investment carried at fair value		1,097,661		814,530
Derivative financial instruments, assets		82,117		62,808
Total financial assets		1,192,072		987,357
Long-term debt		4,049,563		3,356,773
Convertible debentures		627		639
Derivative financial instruments, liabilities		89,458		102,842
Total financial liabilities		4,154,478		3,473,957
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		80,574		61,838
Derivative financial instruments, liabilities		63		57
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	423
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		25
Fair value | Forward contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		1,120
Derivative financial instruments, liabilities	632
Fair value | Forward contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				869
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		76,532		93,198
Fair value | Foreign exchange forward | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	$ 9,608
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		2,598		1,114
Fair value | Commodity contracts for regulatory operations | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets				101
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities				8,473
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures				$ 13,703
Preferred shares, Series C		$ 14,830